Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Useful Lives of Intangible Assets	The useful lives of intangible assets are as follows:
Patents

Useful life	20 years
Amortization method	Straight-line
In-house development or purchase	Purchase

Schedule of Original Classification Under Ias 39 and the New Classification Under Ifrs 9

The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial asset/liability	Classification under	Classification under
	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost
Amounts receivable	Loans and receivables	Amortized cost
Accounts payable	Other financial liabilities	Amortized cost
Short term loans	Other financial liabilities	Amortized cost
Convertible debt	Other financial liabilities	FVTPL